COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

26.  COMMITMENTS

The Corporation has entered into long‑term commitments to purchase services, tangible and intangible assets, broadcasting rights, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2020	$462.8
2021 to 2024	787.3
2025 and thereafter	422.2